Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of property, plant and equipment depreciation rates
%

Computers and software	20 - 33	(Mainly 33)
Office furniture and equipment	6 - 15	(Mainly 6)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15

Schedule of weighted average assumptions used in valuation of stock option
	Year ended December 31,
	2019	2018	2017

Risk-free interest	1.52%	2.73%	2.05%
Dividend yields	0	0	0
Volatility	55%	55%	57%
Expected option term	3.5 years	3.5 years	3.5 years
Forfeiture rate	0%	0%	0%